UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Moulineax

             Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period:10/31/06

Item 1.  Schedule of Investments.

	Biltmore Index Enhancing Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2006 (Unaudited)
Shares		Value
	COMMON STOCKS - 96.91%
	AERPOSPACE & DEFENSE - 1.65%
2,046	Lockheed Martin Corp.	$ 177,859
2,349	Orbital Sciences Corp.*	42,658
663	Rockwell Collins	38,507
		259,024

	AGRICULTURE - 1.60%
6,129	Archer-Daniels-Midland Co.	235,967
304	UST Inc.	16,282
		252,249

	APPAREL - 1.15%
838	Guess? Inc.*	47,724
1,282	Gymboree Corp.*	59,562
744	Sketchers USA Inc. - CL A*	22,237
1,211	Steven Madden Ltd.	52,243
		181,766

	AUTO MANUFACTURERS - 2.52%
4,469	General Motors Corp.	156,058
4,054	Paccar Inc.	240,037
		396,095

	AUTO PARTS & EQUIPMENT - 0.07%
269	Keystone Automotive Inds., Inc.*	10,346

	BANKS - 3.91%
3,257	Associated Banc-Corp	106,960
1,785	Citizens Banking Corp.	46,357
820	Comerica, Inc.	47,716
4,054	Regions Financial Corp.	153,848
6,080	Sky Financial Group, Inc.	152,304
1,366	SunTrust Banks, Inc.	107,900
		615,085

	BEVERAGES - 2.28%
1,857	Hansen Natural Corp.*	58,960
4,742	Pepsico Inc.	300,832
		359,792
Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2006 (Unaudited)
Shares		Value
	BIOTECHNOLOGY - 0.45%
856	Digene Corp.*	$ 39,744
1,304	LifeCell Corp.*	30,553
		70,297

	BUILDING MATERIALS - 0.11%
286	NCI Building System, Inc.*	17,117

	CHEMICALS - 3.03%
1,184	DOW Chemical Co.	48,295
843	Eastman Chemical Co.	51,356
3,267	Lubrizol Corp.	147,015
5,892	Lyondell Chemical Co.	151,248
1,045	Sigma Aldrich Corp.	78,490
		476,404

	COMMERCIAL SERVICES - 4.78%
1,196	AMN Healthcare Services Inc.*	30,247
1,173	CBIZ, Inc.*	8,258
1,066	Coinstar Inc.*	32,385
7,957	Moody's Corp.	527,549
1,055	PAREXEL International Corp.*	31,228
5,202	Teletech Holdings Inc.*	100,971
566	The Geo Group, Inc.*	21,508
		752,146

	COMPUTERS - 1.34%
309	Ansoft Corp.*	8,238
1,522	Cognizant Tech Solutions Corp.*	114,576
2,929	Mentor Graphics Corp.*	49,412
1,948	Sykes Enterprises, Inc.*	39,525
		211,751

	COSMETICS/PERSONAL CARE - 0.60%
1,482	Colgate Palmolive Co.	94,804

	Biltmore Index Enhancing Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	October 31, 2006 (Unaudited)
Shares		Value
	DISTRIBUTION/WHOLESALE - 0.80%
748	Brightpoint, Inc.*	$ 9,051
647	CDW Corp.	42,489
688	Fastenal Co.	27,685
2,023	LKQ Corp.*	46,812
		126,037

	DIVERSIFIED FINANCIAL SERVICES - 1.14%
3,221	J.P. Morgan Chase & Co.	152,804
1,727	Tradestation Group, Inc.*	27,028
		179,832

	ELECTRIC - 6.62%
3,538	DTE Energy Co.	160,731
618	Duke Energy Corp.	19,554
4,380	Energy East Corp.	106,478
575	Entergy Corp.	49,352
1,822	Firstenergy Corp.	107,225
4,412	Northeast Utilities	110,344
215	PPL Corp.	7,422
3,712	SCANA Corp.	148,331
2,748	TXU Corp.	173,481
4,467	Unisource Energy Corp Co.	158,936
		1,041,854

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.67%
2,258	Advanced Energy Industries*	35,496
1,603	General Cable Corp.*	60,272
259	Superior Essex, Inc.*	9,710
		105,478

	ELECTRONICS - 5.96%
2,672	Agilent Technologies, Inc.*	95,123
5,064	Applera Corp.	188,887
1,407	Daktronics, Inc.	33,360
6,968	Garmin, Ltd.	372,161
796	Rofin-Sinar Technologies, Inc.*	49,018
638	Rogers Corp.*	44,641
762	TTM Technologies, Inc.*	9,258
2,790	Waters Corp.*	138,942
381	Zygo Corp.*	6,599
		937,989

	Biltmore Index Enhancing Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	October 31, 2006 (Unaudited)
Shares		Value
	ENGINEERING & CONSTRUCTION - 1.13%
3,977	McDermott International, Inc.*	$ 177,772

	ENVIROMENTAL CONTROL - 0.15%
273	Clean Harbors, Inc.*	11,682
442	Metal Management, Inc.	12,146
		23,828

	EXCHANGE-TRADED FUNDS - 10.06%
6,699	iShares MSCI Pacific ex-Japan Index Fund	799,258
34,285	iShares MSCI United Kingdom Index Fund	785,126
		1,584,384

	FOOD - 0.15%
385	Campbell Soup Co.	14,391
524	Wild Oats Markets, Inc.*	9,422
		23,813

	FOREST PRODUCTS & PAPER - 0.69%
3,944	MeadWestVaco Corp.	108,539

	HEALTHCARE-PRODUCTS - 0.35%
560	ICU Medical, Inc.*	23,660
673	Palomar Medical Technologies	31,692
		55,352

	HEALTHCARE-SERVICES - 1.01%
2,316	Laboratory Corp. of America Holdings*	158,623

	HOME FURNISHINGS - 0.57%
1,912	Kimball International - CL B	47,513
2,178	Tempur-Pedic International*	42,994
		90,507

	INSURANCE - 4.28%
4,671	Cincinnati Financial Corp.	213,231
2,400	Lincoln National Corp.	151,944
2,277	Safeco Corp.	132,499
2,847	Torchmark Corp.	175,603
		673,277

	Biltmore Index Enhancing Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	October 31, 2006 (Unaudited)
Shares		Value
	INTERNET - 2.66%
6,162	Akamai Technologies, Inc.*	$ 288,751
1,375	Cybersource Corp.*	14,094
245	Google, Inc. - Cl A*	116,716
		419,561

	IRON/STEEL - 1.16%
1,793	Allegheny Technologies, Inc.	141,163
387	Carpenter Technology Corp.	41,405
		182,568

	LEISURE TIME - 1.83%
4,199	Harley Davidson, Inc.	288,177

	MACHINERY - CONSTRUCTION & MINING - 0.47%
1,435	Terex Corp.	74,276

	MACHINERY - DIVERSIFIED - 1.07%
1,489	Flow International Corp.	17,540
848	Gardner Denver, Inc.	28,824
822	Intevac, Inc.	16,999
1,699	Rockwell International Corp.	105,338
		168,701

	MEDIA - 1.17%
2,108	Comcast Corp.*	85,733
2,618	Echostar Communications Corp.*	92,991
333	World Wrestling Entertainment	5,551
		184,275

	METAL FABRICATE/HARDWARE - 0.56%
601	Castle (A.M.) & Co.	20,097
489	Dynamic Materials Corp.	15,764
479	Ladish Co, Inc.*	14,955
285	NS Group, Inc.*	18,628
346	Valmont Industries, Inc.	19,307
		88,751

	Biltmore Index Enhancing Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	October 31, 2006 (Unaudited)
Shares		Value
	MINING - 0.65%
2,200	Brush Engineered Materials*	$ 74,052
462	RTI International Metals, Inc.*	28,330
		102,382

	MISCELLANEOUS MANUFACTURERS-0.95%
4,257	General Electric Co.	149,463

	OIL & GAS - 4.26%
333	Atlas America, Inc.*	15,987
145	EOG Resources, Inc.	9,647
1,203	Exploration Co of Delaware*	13,317
4,902	Exxon Mobil Corp.	350,101
1,959	Marathon Oil Corp.	169,258
3,307	Norsk Hydro ADR	76,557
775	Occidental Petroleum Corp.	36,378
		671,245

	OIL & GAS SERVICES - 0.77%
120	Baker Hughes Inc.	8,286
614	Core Laboratories N.V.*	44,755
246	Lufkin Industries, Inc.	14,844
831	Matrix Serives Co.*	11,941
1,280	Tetra Technologies, Inc.*	33,152
230	Trico Marine Services, Inc.*	7,843
		120,821

	PHARMACEUTICALS - 2.21%
1,192	Gilead Sciences, Inc.*	82,129
993	Mannatech, Inc.	15,590
1,413	NBTY, Inc.*	39,310
911	Noven Pharmaceuticals, Inc.*	20,233
7,132	Pfizer Inc.	190,068
		347,330
	Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2006 (Unaudited)
Shares		Value
	PIPELINES - 1.02%
3,861	ONEOK, Inc.	$ 160,733

	RETAIL - 5.83%
2,992	American Eagle Outfitters, Inc.	137,033
1,522	Anntaylor Stores Corp.*	66,999
2,227	Big Lots, Inc.*	46,945
449	Bon-Ton Stores (The) , Inc.	16,011
1,061	Brown Shoe Co., Inc.	41,337
370	Cash America International, Inc.	15,292
277	Charlotte Russe Holding, Inc.*	7,658
2,383	Christopher & Banks Corp.	64,317
519	Citi Trends, Inc.*	20,366
1,647	Dillards, Inc. - Cl A	49,690
1,570	Gap, Inc.	33,001
1,966	J. C. Penney Co., Inc.	147,902
439	Papa John's Intl., Inc.*	16,111
466	Sears Holding Corp.*	81,303
3,568	Select Comfort Corp.*	76,284
507	Shoe Carnival, Inc.*	14,511
1,363	Staples, Inc.	35,152
476	Tween Brands, Inc.*	19,906
876	Zumiez, Inc.*	28,786
		918,604

	SAVINGS & LOANS - 0.95%
3,534	Washington Mutual, Inc.	149,488

	SEMICONDUCTORS - 1.61%
1,822	Lam Research Corp.*	90,098
381	Netlogic Microsystems, Inc.*	7,555
3,715	Nvidia Corp.*	129,542
5,759	Triquint Semiconductor, Inc.*	25,916
		253,111
	Biltmore Index Enhancing Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	October 31, 2006 (Unaudited)
Shares		Value
	SOFTWARE - 4.84%
470	Advent Software, Inc.*	$ 17,399
1,175	Altiris, Inc.*	26,449
2,222	Blackbaud, Inc.	55,550
1,877	IMS Health, Inc.	52,275
4,777	Intuit*	168,628
11,426	Microsoft Corp.	328,041
1,052	Omnicell, Inc.*	19,704
4,299	Oracle Corp.*	79,403
710	Trident Microsystems, Inc.*	15,009
		762,458

	STORAGE/WAREHOUSING - 0.11%
529	Mobile Mini, Inc.*	17,018

	TELECOMMUNICATIONS - 7.06%
739	Anaren Inc.*	14,861
9,206	AT&T Inc.	315,306
2,885	Avaya, Inc.*	36,956
3,142	BT Group PLC ADR	168,160
601	Centurytel, Inc.	24,184
4,794	Cisco Systems, Inc.*	115,679
751	Commscope, Inc.*	23,965
801	Embarq Corp.	38,728
274	Oplink Communications, Inc.*	5,425
19,208	Qwest Communications Intl., Inc.*	165,765
3,879	Stratex Networks*	18,115
4,078	Verizon Communications, Inc.	150,885
2,508	Windstream Corp.	34,410
		1,112,439

	TOYS/GAMES/HOBBIES - 0.35%
2,462	Mattel, Inc.	55,715

	TRANSPORTATION - 0.31%
344	Atlas Air Worldwide Holdings*	15,648
801	C H Robinson Worldwide, Inc.	33,434
		49,082

	TOTAL COMMON STOCKS (Cost $14,849,871)	15,260,359

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2006 (Unaudited)
Shares		Value
	SHORT-TERM INVESTMENTS - 2.97%
467,034	Milestone Treasury Obligation Portfolio - Institutional Class, 5.17%, 11/1/06
	(Cost $467,034)	$ 467,034

	TOTAL INVESTMENTS - 99.88% (Cost $15,316,905) (a)	$ 15,727,393
	OTHER ASSETS & LIABILITIES - 0.12%	19,525
	NET ASSETS - 100.0%	$ 15,746,918

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized appreciation $ 550,941
Unrealized depreciation (140,453)
Net unrealized appreciation $ 410,488

* Non-Income producing security.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

12/28/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

12/28/06

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

12/28/06